Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (98,563,529)	€ (65,575,030)	€ (57,375,574)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(55,867,694)	(30,690,293)	(27,653,658)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(27,767,184)	(19,132,307)	(13,334,350)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(9,434,537)	(6,500,986)	(11,181,355)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(3,324,513)	(8,977,187)	(4,853,822)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,592,687)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (576,914)	€ (274,257)	€ (352,389)